Taxes (Details) - Schedule of Reconciles the PRC Statutory Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciles the PRC Statutory Rate [Abstract]
PRC statutory tax rate	25.00%	25.00%
Additional deduction of research and development expenses	(8.20%)	(5.40%)
Non-deductible expenses	1.20%	0.20%
Effect of PRC preferential tax rate	(3.20%)	(8.80%)
Non-PRC entities loss not subject to PRC tax	3.90%	2.30%
Effective tax rate	18.70%	13.30%